Note 10 - Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Prior service cost	$ (258)	$ (349)
Net loss	(26,265)	(105,866)
Accumulated other comprehensive pre-tax loss	$ (26,523)	$ (106,215)